Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

Ultrapar has an Information Security Policy, which consolidates the guidelines adopted by the Company and its subsidiaries, its employees and third parties (including suppliers of products and/or services) to help protect the confidentiality, integrity and availability of our information systems and the information residing therein, by defining roles and responsibilities within the governance structure adopted by Ultrapar. All employees and third-party service providers that have physical or digital access to business data and technology environments of Ultrapar, must (i) observe the provisions of the Information Security Policy and other information security management policies, rules and standards; (ii) classify the confidentiality level of any document produced or information shared in line with internal data classification standard criteria; (iii) promptly report information security incidents through their manager, IT service center or directly to the information security team; and (iv) participate in all information security training and awareness activities developed by the Company. Ultrapar maintains processes to oversee and identify cybersecurity risks associated with third-party service providers, including, as applicable, risk-based due diligence during onboarding, contractual information security requirements, periodic reassessments of critical providers and expectations regarding incident notification and remediation support.

Ultrapar’s processes for assessing, identifying and managing material risks from cybersecurity threats are the responsibility of our information security department, comprising IT specialists who proactively search for vulnerabilities in our systems and monitor and act on threats and breaches identified. Cybersecurity risks are included in the Company’s risk matrix and are assessed and managed as part of the Company’s overall enterprise risk management processes.

We have implemented security measures to protect our databases and prevent cyberattacks, thereby reducing risks of exposure to data breaches and IT security incidents, and we have adopted various actions aiming to minimize potential technology disruptions, such as tools, controls and procedures in the management and monitoring of internal and perimeter security, periodic analysis of vulnerabilities, an information security and cybersecurity awareness program, contingency plans for critical processes, a secondary environment for physical disaster recovery and respective periodic tests, tools for continuous monitoring and correlation of events, a dedicated team responsible for maintaining and continuously improving the information security management system, incident response plans and other best practices and tools.

In recent years, we have been engaging with external advisors and consultants to conduct cybersecurity training, phishing simulations and penetration tests, and evaluations on our information security systems, among other services related to our cybersecurity risk assessment programs. We also hired third-party SOC (Security Operations Center) and SIEM (Security Information and Event Management) tools to constantly monitor our systems, tracking incidents and potential vulnerabilities.

Furthermore, with the assistance of third-party specialized companies, Ultrapar has developed and employs several tools to support management in the event of any cybersecurity incident. These tools assist the Company in identifying its critical processes, systems and resources, whose correction should be prioritized in case of unavailability or failure, and in devising a formalized and organized response process, guiding all organizational levels to respond quickly and in a reliable manner, should the Company experience any information security incident.

Previous cybersecurity incidents. On January 11, 2021, an unauthorized party disrupted access to our IT systems, which caused a temporary interruption to our operations and resulted in the theft of certain proprietary data. All critical information systems have been fully operational since February 2021. The event did not have any material and lasting impacts on the Company.

The Company had, at the time, a cyber insurance policy in place, which was triggered by the event. As of the date of this annual report, the Company has a cyber risks insurance policy, which is intended to mitigate losses from a variety of cyber incidents. Therefore, similar cybersecurity incidents could have an adverse effect on our businesses, reputation, results of operations, cash flows or financial condition, or result in proceedings or actions against us, including the imposition of fines. For information on risks from cybersecurity threats, see “Item 3.D. Key information—Risk factors—Information technology failures, including those that affect the privacy and security of personal data, as a result of cyber-attacks or other causes, could adversely affect our businesses and the market price of our shares and ADSs.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Ultrapar has an Information Security Policy, which consolidates the guidelines adopted by the Company and its subsidiaries, its employees and third parties (including suppliers of products and/or services) to help protect the confidentiality, integrity and availability of our information systems and the information residing therein, by defining roles and responsibilities within the governance structure adopted by Ultrapar.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, the Company has a cyber risks insurance policy, which is intended to mitigate losses from a variety of cyber incidents. Therefore, similar cybersecurity incidents could have an adverse effect on our businesses, reputation, results of operations, cash flows or financial condition, or result in proceedings or actions against us, including the imposition of fines.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance: Ultrapar’s Board of Directors oversees cybersecurity risks, including through the Audit and Risks Committee of the Board of Directors. Under Ultrapar’s Information Security Policy, Ultrapar’s Financial and Investor Relations officer reports to the Audit and Risks Committee events related to violations of such policy, and management supports and, as applicable, deliberates on incident response actions and the assessment of impacts in Ultrapar’s risk management process. At the management level, cybersecurity matters are coordinated through an internal IT governance forum (which is not a formally constituted committee) and through the Company’s risk management processes. Management provides an annual cybersecurity report to the Board of Directors and the Audit and Risks Committee, and material cybersecurity incidents and other significant cybersecurity risk matters are escalated to the Board of Directors and/or the Audit and Risks Committee, as appropriate, in accordance with the Company’s reporting protocols.

The Company maintains a structured and continuous approach to cybersecurity risk management, grounded in formal processes for identification, assessment, monitoring and reporting. These processes leverage multiple information inputs, including security monitoring tools, periodic vulnerability scans, penetration testing results and third-party assessments, and are supported by key risk indicators (KRIs), periodic reporting and incident response governance mechanisms. As part of the Company’s overall risk management processes, the risk team holds monthly meetings with business units to discuss information technology risks, including cybersecurity risks, and to monitor the status of mitigation and remediation plans and emerging risk trends. The Company has defined escalation and reporting protocols to help ensure that relevant matters — including material incidents, significant vulnerabilities and critical exposures — are communicated in a timely manner to appropriate levels of management and, where applicable, to the Board of Directors or its committees.

The main roles and their respective responsibilities in maintaining and continuously improving security in the information technology systems of Ultrapar are described below:

·	IT Heads (of Ultrapar and its subsidiaries):
	-	Allocate IT-related investments;
	-	Implement information security awareness and training programs;
	-	Execute plans and investments to mitigate information security risks;
	-	Supervise the implementation of action plans and mitigation controls related to information security risks; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s statutory officers and, as applicable, to the Board of Directors.

Information Technology Governance Forum (an internal management forum that brings together Ultrapar’s Head of IT, the Director of our Shared Services Center, the Value Creation Officer and the Business IT Director, together with information security and information technology specialists at Ultrapar and its subsidiaries; this forum is not a formally constituted committee):

-	Share information and align initiatives and plans related to best practices, processes, technologies and solutions for assessing, identifying and managing material risks from cybersecurity threats;
-	Discuss, assess, verify and suggest information security management rules and standards, as applicable, and minimum information security records and requirements in technology environments;
-	Monitor the prevention, detection, mitigation and remediation of information security incidents;
-	Supervise and validate action plans and controls related to information security risks;
-	Review, approve and monitor applicable rules and standards for information security management, as well as information security training plans;
-	Monitor and supervise the implementation of the action plans and prevention, mitigation and other controls related to information security risks;
-

Report information regarding significant cybersecurity risks and incidents, and the status of key mitigation and remediation plans, to Ultrapar’s statutory officers and, as applicable, to the Audit and Risks Committee of the Board of Directors; and

-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s statutory officers, which may propose revisions to the Board of Directors, as appropriate.

As of December 31, 2025, Ultrapar’s cybersecurity governance activities involved, among others, Ultrapar’s Value Creation Officer, Ultrapar’s Head of IT, Ultrapar’s Business IT Directors, Ultrapar’s Information Security Manager and information security and information technology specialists at Ultrapar’s subsidiaries, whose relevant expertise for assessing and managing cybersecurity risks is described below.

Ultrapar’s Value Creation Officer: Our Value Creation Officer joined Ultrapar in 1992 and has held several senior leadership positions within the group over the years, including financial roles at Oxiteno and Ultragaz. She currently serves as Ultrapar’s Value Creation Officer, reporting directly to the Chief Executive Officer. She is responsible for Value Creation, Technology and Shared Services Center (CSC) activities, including oversight of technology, data and information security environments.

Ultrapar’s Value Creation and IT Executive Manager: Our Information Technology Executive Manager joined Ultrapar in 2025 and he previously spent eight years at Ultragaz, where he held several leadership roles, including Technology Manager, Innovation Manager and among others.

Throughout this period, he was responsible for leading strategic initiatives related to digital transformation, technology modernization, and innovation programs aligned with business objectives. He has solid expertise in project management, with experience managing complex, cross-functional initiatives and coordinating multidisciplinary teams. His background also includes strong technical knowledge in IT infrastructure, project management, data e AI, with a focus on scalability, reliability, and operational efficiency. He graduated in information technology from PUC University.

For more information about our overall risk management processes, strategy and governance, see “Item 4.B. Information on the Company—Business overview.”

The information required by this Item 16K will be provided in an Interactive Data File in Inline XBRL, as required by SEC rules and the EDGAR Filer Manual.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Ultrapar’s Board of Directors oversees cybersecurity risks, including through the Audit and Risks Committee of the Board of Directors. Under Ultrapar’s Information Security Policy, Ultrapar’s Financial and Investor Relations officer reports to the Audit and Risks Committee events related to violations of such policy, and management supports and, as applicable, deliberates on incident response actions and the assessment of impacts in Ultrapar’s risk management process.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Ultrapar’s Board of Directors oversees cybersecurity risks, including through the Audit and Risks Committee of the Board of Directors. Under Ultrapar’s Information Security Policy, Ultrapar’s Financial and Investor Relations officer reports to the Audit and Risks Committee events related to violations of such policy, and management supports and, as applicable, deliberates on incident response actions and the assessment of impacts in Ultrapar’s risk management process. At the management level, cybersecurity matters are coordinated through an internal IT governance forum (which is not a formally constituted committee) and through the Company’s risk management processes. Management provides an annual cybersecurity report to the Board of Directors and the Audit and Risks Committee, and material cybersecurity incidents and other significant cybersecurity risk matters are escalated to the Board of Directors and/or the Audit and Risks Committee, as appropriate, in accordance with the Company’s reporting protocols.
Cybersecurity Risk Role of Management [Text Block]

The main roles and their respective responsibilities in maintaining and continuously improving security in the information technology systems of Ultrapar are described below:

·	IT Heads (of Ultrapar and its subsidiaries):
	-	Allocate IT-related investments;
	-	Implement information security awareness and training programs;
	-	Execute plans and investments to mitigate information security risks;
	-	Supervise the implementation of action plans and mitigation controls related to information security risks; and
	-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s statutory officers and, as applicable, to the Board of Directors.

Information Technology Governance Forum (an internal management forum that brings together Ultrapar’s Head of IT, the Director of our Shared Services Center, the Value Creation Officer and the Business IT Director, together with information security and information technology specialists at Ultrapar and its subsidiaries; this forum is not a formally constituted committee):

-	Share information and align initiatives and plans related to best practices, processes, technologies and solutions for assessing, identifying and managing material risks from cybersecurity threats;
-	Discuss, assess, verify and suggest information security management rules and standards, as applicable, and minimum information security records and requirements in technology environments;
-	Monitor the prevention, detection, mitigation and remediation of information security incidents;
-	Supervise and validate action plans and controls related to information security risks;
-	Review, approve and monitor applicable rules and standards for information security management, as well as information security training plans;
-	Monitor and supervise the implementation of the action plans and prevention, mitigation and other controls related to information security risks;
-

Report information regarding significant cybersecurity risks and incidents, and the status of key mitigation and remediation plans, to Ultrapar’s statutory officers and, as applicable, to the Audit and Risks Committee of the Board of Directors; and

-	Ensure the effectiveness of the Information Security Policy by suggesting revisions and updates to Ultrapar’s statutory officers, which may propose revisions to the Board of Directors, as appropriate.

As of December 31, 2025, Ultrapar’s cybersecurity governance activities involved, among others, Ultrapar’s Value Creation Officer, Ultrapar’s Head of IT, Ultrapar’s Business IT Directors, Ultrapar’s Information Security Manager and information security and information technology specialists at Ultrapar’s subsidiaries, whose relevant expertise for assessing and managing cybersecurity risks is described below.

Ultrapar’s Value Creation Officer: Our Value Creation Officer joined Ultrapar in 1992 and has held several senior leadership positions within the group over the years, including financial roles at Oxiteno and Ultragaz. She currently serves as Ultrapar’s Value Creation Officer, reporting directly to the Chief Executive Officer. She is responsible for Value Creation, Technology and Shared Services Center (CSC) activities, including oversight of technology, data and information security environments.

Ultrapar’s Value Creation and IT Executive Manager: Our Information Technology Executive Manager joined Ultrapar in 2025 and he previously spent eight years at Ultragaz, where he held several leadership roles, including Technology Manager, Innovation Manager and among others.

Throughout this period, he was responsible for leading strategic initiatives related to digital transformation, technology modernization, and innovation programs aligned with business objectives. He has solid expertise in project management, with experience managing complex, cross-functional initiatives and coordinating multidisciplinary teams. His background also includes strong technical knowledge in IT infrastructure, project management, data e AI, with a focus on scalability, reliability, and operational efficiency. He graduated in information technology from PUC University.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company maintains a structured and continuous approach to cybersecurity risk management, grounded in formal processes for identification, assessment, monitoring and reporting. These processes leverage multiple information inputs, including security monitoring tools, periodic vulnerability scans, penetration testing results and third-party assessments, and are supported by key risk indicators (KRIs), periodic reporting and incident response governance mechanisms. As part of the Company’s overall risk management processes, the risk team holds monthly meetings with business units to discuss information technology risks, including cybersecurity risks, and to monitor the status of mitigation and remediation plans and emerging risk trends. The Company has defined escalation and reporting protocols to help ensure that relevant matters — including material incidents, significant vulnerabilities and critical exposures — are communicated in a timely manner to appropriate levels of management and, where applicable, to the Board of Directors or its committees.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

As of December 31, 2025, Ultrapar’s cybersecurity governance activities involved, among others, Ultrapar’s Value Creation Officer, Ultrapar’s Head of IT, Ultrapar’s Business IT Directors, Ultrapar’s Information Security Manager and information security and information technology specialists at Ultrapar’s subsidiaries, whose relevant expertise for assessing and managing cybersecurity risks is described below.

Ultrapar’s Value Creation Officer: Our Value Creation Officer joined Ultrapar in 1992 and has held several senior leadership positions within the group over the years, including financial roles at Oxiteno and Ultragaz. She currently serves as Ultrapar’s Value Creation Officer, reporting directly to the Chief Executive Officer. She is responsible for Value Creation, Technology and Shared Services Center (CSC) activities, including oversight of technology, data and information security environments.

Ultrapar’s Value Creation and IT Executive Manager: Our Information Technology Executive Manager joined Ultrapar in 2025 and he previously spent eight years at Ultragaz, where he held several leadership roles, including Technology Manager, Innovation Manager and among others.

Throughout this period, he was responsible for leading strategic initiatives related to digital transformation, technology modernization, and innovation programs aligned with business objectives. He has solid expertise in project management, with experience managing complex, cross-functional initiatives and coordinating multidisciplinary teams. His background also includes strong technical knowledge in IT infrastructure, project management, data e AI, with a focus on scalability, reliability, and operational efficiency. He graduated in information technology from PUC University.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Furthermore, with the assistance of third-party specialized companies, Ultrapar has developed and employs several tools to support management in the event of any cybersecurity incident. These tools assist the Company in identifying its critical processes, systems and resources, whose correction should be prioritized in case of unavailability or failure, and in devising a formalized and organized response process, guiding all organizational levels to respond quickly and in a reliable manner, should the Company experience any information security incident.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true